SUBSEQUENT EVENT (Details Narrative) - Subsequent Event [Member] - IPO [Member] $ / shares in Units, $ in Millions	Apr. 20, 2023 USD ($) $ / shares shares
Subsequent Event [Line Items]
Sale of stock | shares	1,600,000
Sale of stock, price per share | $ / shares	$ 5.00
Proceeds from public offering | $	$ 8